Interests in joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of joint ventures [abstract]
Schedule of Changes in Groups Investment in a Joint Venture
The following table provides the change in the Group’s investment in a joint venture during the six months ended 30 June 2024 and 2023:

	2024	2023
Balance at 1 January	18,494	48,568
Share in losses	—	(2,706)
Sale of shares in joint venture	(18,494)	—
Translation difference	—	(2,249)
Balance at 30 June	—	43,613